Provisions and other current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring provisions movements [roll forward]
Cash payments	$ (22,261)	$ (19,838)	$ (19,294)
Restructuring provision
Restructuring provisions movements [roll forward]
Provision at beginning of period	345	459	438
Additions	1,368	328	354
Cash payments	(468)	(344)	(268)
Releases	(42)	(54)	(87)
Transfers	(53)	(27)
Currency translation effects	(19)	(17)	22
Provision at end of period	$ 1,131	$ 345	$ 459